EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC

NOTE 6 – EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC

	March 31, 2025	December 31, 2024
Equity Investment - Sawgrass APR Holdings LLC	$7,233,000	$7,233,000

At the close of business December 31, 2024, Duos Energy Corporation, a subsidiary, executed an AMA with New APR to manage its operations. The Company’s CEO is also the CEO of New APR and the operations of New APR are housed in the same facility as the Company in Jacksonville, Florida.

The Company was issued 5% non-voting ownership interest in Sawgrass Parent, in the form of 25,882,353 common units, which is accounted for using the equity method. The Company determined the equity method was appropriate since Sawgrass Parent is considered a related party due to common management and the Company can exert significant influence over the operations of New APR. The Company concluded that the arrangement with New APR is within the scope of ASC 606, Revenue from contracts with customers, and the common units issued to the Company by Sawgrass Parent represented non-cash consideration under ASC 606-10-32-31. The initial carrying value as of December 31, 2024 of $7.2 million was measured equal to the fair value of the common units received for future services to be performed under the AMA which will be recognized over a period of two years. The Company recorded $7.2 million of an equity method investment asset and $7.2 million of deferred revenue for services to be performed under the AMA. For the three months ended March 31, 2025, the Company did not recognize any equity in net income (loss) of the investee.

During the three months ended March 31, 2025, the Company recognized $904,521 of deferred revenue (See Note 10).

Due to the unavailability of Q1-2025 financials from Sawgrass Parent, our equity method investee, the Company has applied a one-quarter lag (in accordance with ASC 323-10-35-6) in reporting and recording the value of its 5% minority investment. The Company has determined that its 5% interest shall be recorded using the Equity Method in accordance with the terms of the Amended and Restated Limited Liability Company Agreement of Sawgrass APR Holding LLC (the “Agreement”) whereby Net Profit and Net Loss for any Fiscal Year shall be allocated among the members in such a manner that, as of the end of such fiscal year, the Capital Account Balance of each Member, as increased by the Member’s share of “minimum gain” and “partner minimum gain” (as such terms are used in Treasury Regulations Section 1.704-2), shall, to the extent possible, be equal to the amount which would have been distributed to such Member pursuant to a Hypothetical Liquidation, as defined in the Agreement, as of the end of the last day of such fiscal year. This approach is consistent with the equity method of accounting as outlined in ASC 323-10-35-6, which will be consistent for each quarter. Consequently, Duos will incorporate the financial results of the Sawgrass Parent into its Q2-2025 10-Q filing which will be applied using a management estimate, ensuring that the equity method is consistently applied.

The Company assesses its equity method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. No impairment losses were recognized for the three months ended March 31, 2025.

NOTE 9 – EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC

December 31, 2024
Equity Investment - Sawgrass APR Holdings LLC	$7,233,000

At the close of business December 31, 2024, Duos Energy Corporation, a subsidiary, executed an AMA with New APR to manage its operations. The Company’s CEO is also the CEO of New APR and the operations of New APR are housed in the same facility as the Company in Jacksonville Florida.

The Company was issued a 5% non-voting ownership interest in Sawgrass Parent, in the form of 25,882,353 common units, which is accounted for using the equity method. The Company determined the equity method was appropriate since Sawgrass Parent is considered a related party due to common management and the Company can exert significant influence over the operations of New APR.

The Company concluded that the arrangement with New APR is within the scope of ASC 606, Revenue from contracts with customers, and the common units issued to the Company by Sawgrass Parent represented non-cash consideration under ASC 606-10-32-31. The initial carrying value as of December 31, 2024 of $7.2 million was measured equal to the fair value of the common units received for future services to be performed under the AMA. The Company recorded $7.2 million of an equity method investment asset and $7.2 million of deferred revenue for services to be performed under the AMA. During the year ended December 31, 2024, the Company did not recognize any revenue associated with the AMA and did not recognize any equity in net loss of the investee.

The Company assesses its equity method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. No impairment losses were recognized during the year ended December 31, 2024.